OPERATING EXPENSES - Summary of Operating Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	$ 8,454	$ 3,144	$ 15,816	$ 5,848
Total technology expenses	1,499	944	2,862	1,634
Total general and administrative expenses	4,804	3,387	9,632	6,159
Wages, salaries, benefits and social security costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	4,251	1,847	7,976	3,387
Total technology expenses	1,075	789	2,097	1,397
Total general and administrative expenses	1,884	943	4,066	1,838
External marketing expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	1,311	371	2,329	726
Amortization of intangible assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	1,707	463	3,311	926
Total technology expenses	100	31	177	41
Share-based payments
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	114	155	244	301
Total technology expenses	5	0	10	0
Total general and administrative expenses	766	90	1,355	762
External content
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	768	219	1,541	370
Software and subscriptions
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	142	46	244	79
Depreciation of property and equipment
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	0	4	0	8
Total general and administrative expenses	44	43	87	74
Amortization of right-of-use assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	101	93	203	167
Short term leases
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	203	83	367	170
Legal and consultancy fees
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	1,097	468	2,121	886
Acquisition related costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	180	0	454	0
Accounting and legal fees related to offering
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	0	392	0	898
Employees’ bonuses related to offering
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	0	1,090	0	1,090
Insurance
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	170	16	351	20
Other
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	303	89	415	138
Total technology expenses	177	74	334	109
Total general and administrative expenses	$ 359	$ 169	$ 628	$ 254